Fee and commission expense (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee And Commission Expense
Commissions assigned to third parties	[1]	R$ 3,918,115	R$ 3,019,496	R$ 2,781,568
Other fees and commissions		2,443,728	2,095,292	1,596,925
Total		R$ 6,361,843	R$ 5,114,788	R$ 4,378,493

[1]	Composed, mainly, by credit cards.